Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expenses [Abstract]
Schedule of prepaid expenses
	December 31,
	2018	2017
	U.S. dollars in thousands

Government authorities (*)	11	15
Prepaid expenses	51	85
Other	11	12

	73	112

(*)	The government authorities and others are monetary items which are denominated or linked is NIS.